Other Income (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 25, 2014	Jun. 30, 2015	Jun. 30, 2014
Other income	$ 0	$ 17,875		$ 400	$ 47,915
Income from credit default insurance			$ 30,956
Within caption "Other Income"
Income from credit default insurance			29,786
Within caption "Revenue"
Income from credit default insurance			$ 1,170
Sale of defaulted counterparty claim
Other income		$ 17,779